Investments - Net investment income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net investment income
Investment income, before expense	$ 3,514	$ 3,613	$ 3,213
Investment expense	(274)	(212)	(171)
Net investment income	3,240	3,401	3,042
Net investment income	(691)	0	0
Fixed income securities
Net investment income
Investment income, before expense	2,077	2,078	2,060
Equity securities
Net investment income
Investment income, before expense	170	174	137
Mortgage loans
Net investment income
Investment income, before expense	217	206	217
Limited partnership interests
Net investment income
Investment income, before expense	705	889	561
Net investment income	254
Short-term investments
Net investment income
Investment income, before expense	73	30	16
Other
Net investment income
Investment income, before expense	272	$ 236	$ 222
EMA limited partnerships | Limited partnership interests
Net investment income
Investment income, before expense	$ 451